Long-Term Debt:	12 Months Ended
Dec. 31, 2016
Debt Disclosure
Long-Term Debt:
5. Long-Term Debt:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
		As at December 31,
Debt instruments	Borrowers-Issuers	2016	2015

$340.0 million Credit Facility	Pegasus-Lance-Seacrown-Fareastern	285,000	305,000
$250.0 million Senior Unsecured Notes	Dynagas LNG Partners LP - Dynagas Finance Inc.	250,000	250,000
$200 Million Term Loan Facility	Navajo- Solana	187,500	133,333
Total debt		$722,500	$688,333
Less deferred financing fees		(6,064)	(8,048)
Total debt, net of deferred finance fees		$716,436	$680,285
Less current portion, net of deferred financing fees		$(31,688)	$(27,467)

Long-term portion, , net of deferred financing fees		$684,748	$652,818

$340 million Senior Secured Revolving Credit Facility:

On June 19, 2014, certain subsidiaries of the Partnership entered into, on a joint and several basis, a Senior Secured Revolving Credit Facility (the “$340 Million Credit Facility”) with an affiliate of Credit Suisse in order to refinance the $214.1 million outstanding under a previous credit facility with the same lender and to fund a portion of the purchase price for the Arctic Aurora acquisition. The $340 Million Credit Facility is guaranteed by the Partnership, Dynagas Equity and Dynagas Operating and is secured by a first priority or preferred cross-collateralized mortgage on each of the Amur River, the Ob River, the Clean Energy and the Arctic Aurora, a specific assignment of the existing charters and a first assignment of earnings and insurances in relation to the vessels.

The facility bears interest at LIBOR plus a margin and is payable in 28 consecutive equal quarterly installments of $5.0 million each and a balloon payment of $200.0 million at maturity in March 2021.

The $340 Million Credit Facility contains financial and other covenants that require the Partnership to maintain:
  a maximum ratio of total consolidated liabilities of the Partnership to its total consolidated market  value adjusted total assets;
  a minimum interest coverage ratio;
  minimum consolidated liquidity of $24.0 million;
  employ at least three vessels in the fleet on charters with a minimum initial term of at least three years at above breakeven costs; and
  a minimum hull cover ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the facility.
In addition, during the security period, as defined therein, the Sponsor, will be required to own, directly or indirectly, at least 30% of the outstanding voting interests of the Partnership (which shall include common and subordinated units of the Partnership) and 100% of the outstanding voting interests and limited liability company interests in the General Partner. Finally, the $340 Million Credit Facility similarly restricts the Partnership from paying any distributions if an event of default occurs.

$250 Million Senior Unsecured Notes due 2019
On September 15, 2014, the Partnership completed a public offering of $250.0 million aggregate principal amount Senior Unsecured Notes offering due October 30, 2019, (the “Notes”) with the purpose of funding the majority of the purchase price related to the Yenisei River acquisition. The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year. As per the provisions of the Notes and the Indenture, the Partnership may issue from time to time, unlimited as to principal amount senior unsecured debentures, to be issued in one or more series. The Notes are unsubordinated unsecured obligations of the Partnership and are not redeemable at its option prior to maturity.

The Notes contain financial covenants that require the Partnership to:
  maintain aggregate free liquidity, which includes the minimum liquidity held under the $340 Million Credit Facility of at least $20.0 million;
  a maximum ratio expressed as a percentage of total borrowings to total book assets; and
  maintain a certain minimum net worth level.

On terms similar with the $340 Million Credit Facility, the Notes restrict the Partnership from declaring or making any distributions if an event of default occurs.

$200 Million Term Loan Facility

On December 17, 2015, Navajo and Solana, wholly owned subsidiaries of the Partnership, entered into, on a joint and several basis, a facility agreement with a group of lenders (ABN AMRO N.V., KFW IPEX-Bank GMBH and DNB ASA), with ABN Amro NV acting as agent, for a senior secured term loan facility of up to $200.0 million (the “$200 Million Term Loan Facility”) to partially finance the Lena River acquisition further discussed in Note 3(c) and for working capital purposes. The financing agreement has a five year maturity profile and is split in two vessel tranches, one for each of the vessels owned by Navajo and Solana, respectively, with each tranche being for a maximum of $100.0 million. The $200 Million Term Loan Facility bears interest at LIBOR plus a margin. Each tranche is repayable in 20 consecutive quarterly installments of approximately $1.56 million each and a balloon payment of $68.8 million at maturity. On December 21, 2015, in connection with the Lena River acquisition, the Partnership drew down $133.3 million from the $200 Million Term Loan Facility, or $66.65 million per borrowing entity, the first out of two advances of both vessel tranches. On January 5, 2016, the Partnership drew down the $66.7 million available undrawn commitments, the second advance of both vessel tranches of the $200 Million Term Loan Facility. Of these amounts, $35.0 million was used on the same date to repay in full the credit financing provided by the Sponsor to the Partnership to acquire the Lena River (Note 3(c)). The $200 Million Term Loan Facility is unconditionally and irrevocably guaranteed by Dynagas Partners and is secured, amongst other things, by a first priority cross-collateralized mortgage on each of the Yenisei River and the Lena River, a first priority specific assignment of the existing time charters, a first priority assignment of all insurances and earnings of the vessels and an assignment of any subsequent time charter of a duration of more than twelve months.

The $200 Million Term Loan Facility contains financial and other covenants similar to those of the $340 Million Credit Facility and the Notes that require the Partnership to maintain:
  a maximum ratio of total consolidated liabilities of the Partnership to its total consolidated market  value adjusted total assets;
  a minimum interest coverage ratio;
  minimum consolidated liquidity of at least $25.0 million, which shall include the $24.0 million minimum consolidated liquidity requirement imposed under the $340 Million Credit Facility; and
  a minimum asset cover ratio, on a per vessel basis, being the ratio of the vessel's market value and the net realizable value of any additional security over the outstanding amount of the relevant tranche.
The $200 Million Term Loan Facility further imposes certain additional cash related restrictions that require the borrowing entities (Solana and Navajo) to:
  maintain minimum liquidity of $2.5 million on a per vessel basis; and
  build up, by the third anniversary from drawdown date, a cash collateral reserve of $7.5 million per vessel on a designated account by 33 and 31 equal monthly installments for each of the Lena River and the Yenisei River, respectively.
The $200 Million Term Loan Facility contains customary general undertakings that require the Partnership to limit shareholder loans with respect to the borrowers up to maximum amount, restrict additional indebtedness with respect to the borrowers and ensure that the Sponsor always maintains, directly or indirectly, at least 30% of the outstanding voting interests of the Partnership. On terms similar with the $340 Million Credit Facility and the Notes, the $200 Million Term Loan Facility restricts the Partnership from paying any distributions if an event of default occurs.
The undrawn borrowing capacity under the Partnership's debt agreements as at December 31, 2016, and 2015, was nil and $66.7 million, respectively.

As of December 31, 2016, the Partnership was in compliance with all financial covenants prescribed in its debt agreements.
The annual principal payments for the Partnership's outstanding debt arrangements as at December 31, 2016, required to be made after the balance sheet date were as follows:

Year ending December 31,	Amount
2017	$32,500
2018	32,500
2019	282,500
2020	170,000
2021	205,000
2022 and thereafter	—
Total long-term debt	$722,500

The Partnership's debt is denominated in U.S dollars and, apart from the Notes which bear a fixed rate, bears floating interest rates. The weighted average interest rate on the Partnership's long-term debt for the years ended December 31, 2016, 2015 and 2014, was 4.4%, 4.5% and 3.8%, respectively.
Total interest incurred on long-term debt for the years ended December 31, 2016, 2015 and 2014, amounted to $32,887, $25,926 and $13,338, respectively, and is included in Interest and finance costs (Note 11) in the accompanying consolidated statements of income. Commitment fees incurred for 2016, 2015 and 2014, amounted to $2, $15 and $360, respectively. Such fees are included in Interest and finance costs (Note 11) in the accompanying consolidated statements of income.